Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions		2 Months Ended		3 Months Ended				7 Months Ended		9 Months Ended		12 Months Ended
		Feb. 22, 2022		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total related party operating revenues		$ 19		$ 69		$ 46		$ 143		$ 142		$ 189	$ 305	$ 333
Total related party operating expenses		(3)		0		(13)		0		(36)		70	12	3
Write-off												186
Northern Ocean
Related Party Transaction [Line Items]
Write-off												138
Non-cash settlement of receivables												18
West Bollsta
Related Party Transaction [Line Items]
Total related party operating expenses	[1]	0		0		(10)		0		(31)
West Hercules lease
Related Party Transaction [Line Items]
Total related party operating expenses	[2]	(3)		0		(2)		0		(2)
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues		12	[3]	58	[3]	22	[3]	118	[3]	77	[3]	98	135	113
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues		3	[4]	4	[4]	17	[4]	9	[4]	46	[4]	65	148	218
Lease revenues
Related Party Transaction [Line Items]
Total related party operating revenues		4	[5]	7	[5]	7	[5]	16	[5]	19	[5]	26	19	1
Other
Related Party Transaction [Line Items]
Total related party operating revenues												0	3	1
Related Party Expenses, Leasing Arrangements | West Bollsta
Related Party Transaction [Line Items]
Total related party operating expenses												57	10	0
Related Party Expenses, Leasing Arrangements | West Hercules lease
Related Party Transaction [Line Items]
Total related party operating expenses												10	0	0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses		$ 0	[6]	$ 0	[6]	$ (1)	[6]	$ 0	[6]	$ (3)	[6]	$ 3	$ 2	$ 3

[1]	Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean in 2020. During 2021, the charter was amended to cancel the drilling of the 10th well. Following emergence from Chapter 11 proceedings, Northern Ocean is no longer a related party. Refer to Note 20 – “Leases’’ for details.
[2]	Seadrill incurred operating lease expense related to its lease of the West Hercules following a lease modification in August 2021 which resulted in the lease being reclassified as an operating lease rather than a finance lease. Refer to Note 20 – “Leases” for further details. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.
[3]	We provide management and administrative services to SeaMex, PES, Sonadrill and, in the Predecessor period, Aquadrill. We provide operational and technical support services to SeaMex, Sonadrill and, in the Predecessor period, Aquadrill and Northern Ocean. We charge our affiliates for support services provided either on a cost-plus mark up or dayrate basis.
[4]	We recognized reimbursable revenues from Sonadrill for project work on the Quenguela rig.
[5]	Lease revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
[6]	We received services from certain other related parties. These included management and administrative services from Frontline, warehouse rental from Seabras Sapura and other services from Archer and Seatankers. Following emergence from Chapter 11 proceedings, these companies are no longer related parties.